Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	Brookfield Investment Funds
Central Index Key	0001520738
Amendment Flag	false
Document Creation Date	Apr. 30, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Apr. 30, 2014
Prospectus A C Y Shares | Brookfield Global Listed Real Estate Fund | Class C
Risk/Return:
Trading Symbol	BLRCX
Prospectus A C Y Shares | Brookfield Global Listed Real Estate Fund | Class Y
Risk/Return:
Trading Symbol	BLRYX
Prospectus A C Y Shares | Brookfield Global Listed Real Estate Fund | Class A
Risk/Return:
Trading Symbol	BLRAX
Prospectus A C Y Shares | Brookfield Global Listed Infrastructure Fund | Class A
Risk/Return:
Trading Symbol	BGLAX
Prospectus A C Y Shares | Brookfield Global Listed Infrastructure Fund | Class C
Risk/Return:
Trading Symbol	BGLCX
Prospectus A C Y Shares | Brookfield Global Listed Infrastructure Fund | Class Y
Risk/Return:
Trading Symbol	BGLYX
Prospectus A C Y Shares | Brookfield U.S. Listed Real Estate Fund | Class A
Risk/Return:
Trading Symbol	BRUAX
Prospectus A C Y Shares | Brookfield U.S. Listed Real Estate Fund | Class C
Risk/Return:
Trading Symbol	BRUCX
Prospectus A C Y Shares | Brookfield U.S. Listed Real Estate Fund | Class Y
Risk/Return:
Trading Symbol	BRUYX
Prospectus I Shares | Brookfield Global Listed Real Estate Fund | Class I
Risk/Return:
Trading Symbol	BLRIX
Prospectus I Shares | Brookfield Global Listed Infrastructure Fund | Class I
Risk/Return:
Trading Symbol	BGLIX
Prospectus I Shares | Brookfield U.S. Listed Real Estate Fund | Class I
Risk/Return:
Trading Symbol	BRUIX